REGULATORY CAPITAL (Narrative) (Details)	Jun. 30, 2021	Jun. 30, 2020	Jan. 02, 2017	Jan. 02, 2016	Dec. 31, 2015
West View Savings Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	8.00%	8.00%
Tier 1 Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	6.00%	6.00%
Tier 1 Capital (to Average Total Assets) - For Capital Adequacy Purposes ratio	4.00%	4.00%
Risk weight percentage				150.00%	100.00%
Capital conservation buffer	2.50%
West View Savings Bank [Member] | Minimum [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio			6.00%		4.00%
Common Stock [Member] | Minimum [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	6.50%
Common Stock [Member] | West View Savings Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	4.50%	4.50%